Summary of Restricted Stock Activity (Detail) - Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Number of Shares
Beginning Balance	141	77	64
Granted	170	141	77
Vested	(141)	(77)	(64)
Forfeited	0	0	0
Ending Balance	170	141	77
Weighted Average Grant Date Fair Value
Beginning Balance	$ 7.10	$ 10.95	$ 13.04
Granted	6.62	7.10	10.95
Vested	7.10	10.95	13.04
Forfeited	0.00	0.00	0.00
Ending Balance	$ 6.62	$ 7.10	$ 10.95